Earnings Per Common Share Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	September 30,
Nine Months Ended	2020	2019
Net (loss) income for basic and diluted earnings per share	$(206,380)	$29,570

Common shares outstanding and common stock equivalents:
Weighted average shares basic	8,843	6,789
Effect of dilutive securities	—	172
Weighted average common shares - diluted	8,843	6,961

(Loss) income per share:
Basic	$(23.34)	$4.36
Diluted	$(23.34)	$4.25

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations for the nine months ended September 30, 2020 and 2019 (in thousands).

	September 30,
	2020	2019
Anti-dilutive equity awards	266	109